Drilling units	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Drilling units
Drilling units

(In US$ millions)	December 31, 2016	December 31, 2015
Cost	17,753	17,606
Accumulated depreciation	(3,477)	(2,676)
Net book value	14,276	14,930

Depreciation and amortization expense was $801 million, $761 million and $684 million for the years ended December 31, 2016, 2015 and 2014, respectively.